Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	£ 11,295	£ 9,991	£ 8,999
Other non-audit services fees	803	3,009	3,844
Total services	13,869	14,865	15,053
BT Group plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	5,418	4,316	3,915
Subsidiaries
Disclosure Of Transactions Between Related Parties [Line Items]
Audit services fees	5,877	5,675	5,084
Audit Related Assurance Services
Disclosure Of Transactions Between Related Parties [Line Items]
Other non-audit services fees	1,771	1,865	2,210
Tax Compliance Services
Disclosure Of Transactions Between Related Parties [Line Items]
Other non-audit tax services fees		366	412
Tax Advisory Services
Disclosure Of Transactions Between Related Parties [Line Items]
Other non-audit tax services fees		111	156
Other Assurance Services
Disclosure Of Transactions Between Related Parties [Line Items]
Other non-audit services fees	211	200	1,611
All Other Non Audit Services
Disclosure Of Transactions Between Related Parties [Line Items]
Other non-audit services fees	£ 592	£ 2,332	£ 1,665